LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
SCHEDULE OF ROU ASSETS AND LIABILITIES

ROU assets and liabilities consist of the following:

	June 30,	December 31,
	2026	2025

ROU assets – related party	$-	$-
ROU assets	383,565	495,457
Total ROU assets	$383,565	$495,457

Current portion of lease liabilities – related party	$-	$-
Current portion of lease liabilities	208,152	272,476
Long term lease liabilities, net of current portion	192,228	233,451
Total lease liabilities	$400,380	$505,927

ROU assets and liabilities consist of the following:

	December 31,	December 31,
	2025	2024
ROU assets – related party	$-	$-
ROU assets	495,457	1,048,070
Total ROU assets	$495,457	$1,048,070

Current portion of lease liabilities – related party	$-	$-
Current portion of lease liabilities	272,476	331,545
Long term lease liabilities, net of current portion	233,451	773,820
Total lease liabilities	$505,927	$1,105,365

SCHEDULE OF NON CANCELABLE OPERATING LEASES AND OTHER OBLIGATIONS

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at June 30, 2026 were as follows:

Year ended December 31,
2026 (remaining)	135,768
2027	254,448
2028	40,000
Total Minimum Lease Payments	$430,216
Less: Imputed Interest	$(29,836)
Present Value of Lease Payments	$400,380
Less: Current Portion	$(208,152)
Long Term Portion	$192,228

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at December 31, 2025 were as follows:

Year ended December 31,
2026	$272,476
2027	254,448
2028	40,000
Total Minimum Lease Payments	$566,924
Less: Imputed Interest	$(60,997)
Present Value of Lease Payments	$505,927
Less: Current Portion	$(272,476)
Long Term Portion	$233,451